AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 15, 2015

Securities Act File No. 033-79708

Investment Company Act File No. 811-8542

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      |X|

Pre-Effective Amendment No.	| |
Post-Effective Amendment No. 56	|X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

Amendment No. 58	|X|

THE SARATOGA ADVANTAGE TRUST

(a Delaware business trust)

(Exact Name of Registrant as Specified in Charter)

1616 N. LITCHFIELD ROAD, SUITE 165

GOODYEAR, ARIZONA 85395

(Address of Principal Executive Offices)(Zip Code)

(623) 266-4567

(Registrant's Telephone Number, Including Area Code)

STUART M. STRAUSS, ESQ.

 DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036-6797

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

X	immediately upon filing pursuant to paragraph (b) of Rule 485.
____	On [date]pursuant to paragraph (b)
____	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
____	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
____	on [date] pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

| |	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the State of Arizona on the 14th day of January, 2015.

                                        THE SARATOGA ADVANTAGE TRUST

                                        By:       /s/BRUCE E. VENTIMIGLIA

Bruce E. Ventimiglia

President, CEO and

Chairman of the Board of Trustees

         Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE
/s/Bruce E. Ventimiglia Bruce E. Ventimiglia	Trustee, Chairman of the Board, President and CEO (principal executive officer)	January 14, 2015
/s/Jonathan W. Ventimiglia Jonathan W. Ventimiglia	Chief Financial Officer & Treasurer (principal financial officer & principal accounting officer)	January 14, 2015
/s/ Patrick H. McCollough* Patrick H. McCollough	Trustee	January 14, 2015
/s/ Udo W. Koopmann* Udo W. Koopmann	Trustee	January 14, 2015
/s/ Floyd E. Seal* Floyd E. Seal	Trustee	January 14, 2015
/s/ Stephen H. Hamrick* Stephen H. Hamrick	Trustee	January 14, 2015

*By:

/s/ Stuart M. Strauss

Stuart M. Strauss, Attorney-in-Fact

James Alpha Commodity Fund I Ltd. certifies that it has duly caused this Registration Statement of The Saratoga Advantage Trust, with respect only to information that specifically relates to James Alpha Cayman Commodity Fund I Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized in the State of Arizona on the 14th day of January, 2015.

JAMES ALPHA CAYMAN COMMODITY FUND I LTD.

By:       /s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia

Director

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase